Contingent liabilities and commitments (Narrative) (Details) - UK Banking Businesses [member] - BBUKPLC [member] £ in Millions	Apr. 01, 2018 GBP (£)
Standby facilities, credit lines and other commitments [member]
Disclosure of contingent liabilities [line items]
Increase (decrease) in commitments	£ (67,791)
Guarantees and letters of credit pledged as collateral security [member]
Disclosure of contingent liabilities [line items]
Increase (decrease) in contingent liabilities	£ (793)